Summary of Significant Accounting Policies (Table)	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Summary of basic and diluted net income (loss)
The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Three Months Ended March 31,	For the Period from February 6, 2020 (Inception) Through March 31,
	2021	2020
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$47,151	$—
Income and Franchise Tax	(47,151)	—

Net Earnings	$—	$—
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	41,400,000	—
Basic and diluted net income per share, Class A	$—	$—
Non-Redeemable Class B Common Stock
Numerator: Net Income (Loss) minus Redeemable Net Earnings
Net Income (Loss)	10,361,129	(1,000)
Lees: Redeemable Net Earnings	$—	$—

Non-Redeemable Net Loss	10,361,129	$(1,000)
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted	10,350,000	7,500,000
Basic and diluted net loss per share, Class B	$1.00	$0.00

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

For the Period From February 6, 2020 (inception) Through December 31, 2020 (As Restated)
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$228,281
Income and Franchise Tax	(190,398)

Net Earnings	$37,883
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	41,400,000
Basic and diluted net income per share, Class A	$—

Non-Redeemable Class B Common Stock
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(27,235,908)
Lees: Redeemable Net Earnings	(37,883)

Non-Redeemable Net Loss	$(27,273,791)
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted	10,350,000
Basic and diluted net loss per share, Class B	$(2.64)

Groop Internet Platform Inc [Member]
Summary of basic and diluted net income (loss)
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders for the periods presented:

	Three months ended March 31,
	2021	2020
Numerator:
Net loss	$12,738	$7,900

Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	12,134,482	11,728,768

Net loss per share attributable to common stockholders, basic and diluted	$1.05	$0.67

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders for the periods presented:

	Year ended December 31,
	2020	2019
Numerator:
Net loss	$22,370	$29,086

Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	11,779,604	11,219,242

Net loss per share attributable to common stockholders, basic and diluted	$1.9	$2.59

Summary Of Depreciation Of Property Plant Equipment
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Computers	33
Electronic equipment	15

Summary of Disaggregation of Revenues by Revenue Source
The following table presents the Company’s revenues disaggregated by revenue source:

	Three months ended March 31,
	2021	2020
Revenues from sales to unaffiliated customers:
Consumers	$18,564	$9,759
Commercial	8,593	1,361

Total	$27,157	$11,120

The following table presents the Company’s revenues disaggregated by revenue source:

	Year ended December 31,
	2020	2019
Revenues from sales to unaffiliated customers:
Consumers	$61,586	$35,438
Commercial	14,604	2,740

Total	$76,190	$38,178

Summary of Fair Value Of Options granted and Valuation Assumptions
The fair value for options granted in 2020 and 2019 is estimated at the date of grant using a Black-Scholes-Merton options pricing model with the following weighted average assumptions:

	2020	2019
Dividend yield	0%	0%
Expected volatility	53.96%-66.55%	59.81%-64.61%
Risk-free interest rate	0.25%-1.45%	1.59%-2.41%
Expected term (years)	5.27-6.08	6.02-6.08